REDEEMABLE NONCONTROLLING INTERESTS & NONCONTROLLING INTERESTS	12 Months Ended
Sep. 27, 2019
Noncontrolling Interest [Abstract]
REDEEMABLE NONCONTROLLING INTERESTS & NONCONTROLLING INTERESTS	REDEEMABLE NONCONTROLLING INTERESTS & NONCONTROLLING INTERESTS
In April 2019, a subsidiary of Varex completed the acquisition of 98.2% of the outstanding shares of common stock of Direct Conversion. As the Company has majority voting rights it has consolidated Direct Conversion's operations in its consolidated financial statements and recorded the noncontrolling interest. The noncontrolling interest related to Direct Conversion is included in noncontrolling interest in the equity section of the Company's consolidated balance sheet. Earnings representing the noncontrolling interest's portion of Direct Conversion's income from operations is included in the Company's consolidated statements of earnings.
In September 2018, the Company entered into a partnership in Saudi Arabia. The Company has majority voting rights with an approximate 75% interest. Accordingly, the Company has consolidated the operations of the Saudi Arabia partnership in our consolidated financial statements and recorded the noncontrolling interests. The noncontrolling interest related to the partner’s 25% interest in the joint venture is included in noncontrolling interest in the equity section of the Company’s consolidated balance sheet. Earnings representing the noncontrolling partner's share of income from operations is included in the Company's consolidated statements of earnings.
In April 2015, the Company completed the acquisition of 73.5% of the then outstanding shares of MeVis Medical Solutions AG (“MeVis”), a public company based in Bremen, Germany that provides image processing software and services for cancer screening. In August 2015, the Company, through one of its German subsidiaries, entered into a domination and profit and loss transfer agreement (the “DPLTA”) with MeVis. In October 2015, the DPLTA became effective upon its registration at the local court of Bremen, Germany. Under the DPLTA, MeVis subordinates its management to the Company and undertakes to transfer all of its annual profits and losses to the Company. In return, the DPLTA grants the noncontrolling shareholders of MeVis: (1) an annual recurring net compensation of €0.95 per MeVis share starting from January 1, 2015 and (2) a put right for their MeVis shares at €19.77 per MeVis share. Upon effectiveness of the DPLTA, the noncontrolling interests in MeVis became redeemable as a result of the put right and were reclassified to temporary equity. As of September 27, 2019, the redemption value of redeemable noncontrolling interests in MeVis was $10.5 million.
During fiscal year 2018, an immaterial number of MeVis’ shares were purchased under the put right. As of September 27, 2019, noncontrolling shareholders together held approximately 0.5 million shares of MeVis, representing 26.3% of the outstanding shares.
Changes in redeemable noncontrolling interests and noncontrolling interests were as follows:

	Fiscal Years
	2019		2018
(In millions)	Redeemable Noncontrolling Interests	Noncontrolling Interests	Redeemable Noncontrolling Interests	Noncontrolling Interest
Balance at beginning of period	$11.1	$2.1	$11.2	$—
Net earnings attributable to noncontrolling interests	0.5	(0.2)	0.5	0.3
Contributions from noncontrolling interests	—	1.4	—	1.8
Dividend distributions	(0.5)	—	(0.6)	—
Other	(0.6)	—	—	—
Balance at end of period	$10.5	$3.3	$11.1	$2.1